UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22208

Valued Advisers Trust
(Exact name of registrant as specified in charter)

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450	Cincinnati, OH 45246
(Address of principal executive offices)	(Zip code)

Ultimus Fund Solutions, LLC

Attn: Gregory Knoth

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:	513-587-3400

Date of fiscal year end:	5/31/2019

Date of reporting period:	2/28/2019

Item 1. Schedule of Investments.

BFS EQUITY FUND

SCHEDULE OF INVESTMENTS

February 28, 2019 (Unaudited)

COMMON STOCKS — 98.82%	Shares	Fair Value

Aerospace & Defense — 5.81%
Raytheon Company	6,000	$1,119,000
United Technologies Corporation	7,500	942,525
		2,061,525
Banks — 5.35%
Citigroup, Inc.	15,000	959,700
JPMorgan Chase & Company	9,000	939,240
		1,898,940
Beverages — 2.62%
Constellation Brands, Inc., Class A	5,500	930,380

Chemicals — 2.62%
Ecolab, Inc.	5,500	929,005

Communications Equipment — 2.63%
Cisco Systems, Inc.	18,000	931,860

Consumer Finance — 1.98%
American Express Company	6,500	700,310

Electronic Equipment, Instruments & Components — 6.30%
Amphenol Corporation, Class A	9,000	845,730
Dolby Laboratories, Inc., Class A	10,000	648,000
TE Connectivity Ltd.	9,000	738,810
		2,232,540
Energy Equipment & Services — 1.49%
Schlumberger Ltd.	12,000	528,720

Entertainment — 3.18%
Walt Disney Company (The)	10,000	1,128,400

Food & Staples Retailing — 3.08%
Costco Wholesale Corporation	5,000	1,093,700

Food Products — 1.60%
Mondelez International, Inc., Class A	12,000	565,920

Health Care Equipment & Supplies — 8.17%
Abbott Laboratories	10,000	776,200
Danaher Corporation	10,000	1,270,200

See accompanying notes which are an integral part of this schedule of investments.

BFS EQUITY FUND

SCHEDULE OF INVESTMENTS - continued

February 28, 2019 (Unaudited)

COMMON STOCKS — 98.82% - continued	Shares	Fair Value
Health Care Equipment & Supplies — 8.17% - continued
Stryker Corporation	4,500	$848,295
		2,894,695
Health Care Providers & Services — 2.39%
UnitedHealth Group, Inc.	3,500	847,770

Hotels, Restaurants & Leisure — 2.18%
Starbucks Corporation	11,000	772,860

Insurance — 3.02%
Chubb Ltd.	8,000	1,071,200

Interactive Media & Services — 3.18%
Alphabet, Inc., Class A(a)	1,000	1,126,550

Internet & Direct Marketing Retail — 2.78%
Amazon.com, Inc.(a)	600	983,898

IT Services — 2.16%
Automatic Data Processing, Inc.	5,000	765,150

Life Sciences Tools & Services — 6.32%
Illumina, Inc.(a)	2,500	781,925
Mettler-Toledo International, Inc.(a)	1,000	680,910
Thermo Fisher Scientific, Inc.	3,000	778,710
		2,241,545
Machinery — 9.56%
Caterpillar, Inc.	6,000	824,040
Deere & Company	5,000	820,200
Fortive Corporation	10,000	815,700
Stanley Black & Decker, Inc.	7,000	927,010
		3,386,950
Oil, Gas & Consumable Fuels — 4.14%
Apache Corporation	12,000	398,160
Chevron Corporation	5,000	597,900
EOG Resources, Inc.	5,000	470,000
		1,466,060
Pharmaceuticals — 4.05%
Johnson & Johnson	5,000	683,200
Zoetis, Inc.	8,000	753,840
		1,437,040

See accompanying notes which are an integral part of this schedule of investments.

BFS EQUITY FUND

SCHEDULE OF INVESTMENTS - continued

February 28, 2019 (Unaudited)

COMMON STOCKS — 98.82% - continued	Shares	Fair Value
Software — 8.50%
Adobe, Inc.(a)	3,500	$918,750
Microsoft Corporation	8,500	952,255
Oracle Corporation	22,000	1,146,860
		3,017,865
Specialty Retail — 1.83%
Home Depot, Inc. (The)	3,500	647,990

Technology Hardware, Storage & Peripherals — 1.95%
Apple, Inc.	4,000	692,600

Textiles, Apparel & Luxury Goods — 1.93%
NIKE, Inc., Class B	8,000	685,840

Total Common Stocks (Cost $25,645,066)		35,039,313

MONEY MARKET FUNDS - 1.24%

Fidelity Investments Money Market Government Portfolio, Institutional Class, 2.33%(b)	439,539	439,539

Total Money Market Funds (Cost $439,539)		439,539

Total Investments — 100.06% (Cost $26,084,605)		35,478,852

Liabilities in Excess of Other Assets — (0.06)%		(20,247)

NET ASSETS — 100.00%		$35,458,605

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of February 28, 2019.

The industries shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

See accompanying notes which are an integral part of this schedule of investments.

At February 28, 2019, the cost and net unrealized appreciation (depreciation) of investments for federal tax purposes were as follows:

Tax Cost of Securities	$26,103,145

Gross Unrealized Appreciation	$10,057,401
Gross Unrealized Depreciation	(681,694)

Net Unrealized Appreciation	$9,375,707

The difference between book basis and tax basis unrealized appreciation was attributable primarily to the tax deferral of losses on wash sales.

BFS Equity Fund

Notes to the Schedule of Investments

February 28, 2019

(Unaudited)

The BFS Equity Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method, if applicable. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements – All investments in securities are recorded at their estimated fair value. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date.
•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

BFS Equity Fund

Notes to the Schedule of Investments

February 28, 2019

(Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board of Trustees. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”). These securities are categorized as Level 1 securities.

In accordance with the Valued Advisers Trust’s valuation policies, Bradley, Foster & Sargent, Inc. (the "Adviser") is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Adviser would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2019:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$35,039,313	$-	$-	$35,039,313
Money Market Funds	439,539	-	-	439,539
Total	$35,478,852	$-	$-	$35,478,852

(a)	Refer to Schedule of Investments for industry classifications.

The Fund did not hold any investments at the end of the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.

LS OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

February 28, 2019 (Unaudited)

COMMON STOCKS - LONG - DOMESTIC — 73.20%	Shares	Fair Value

Consumer Discretionary — 4.43%
Darden Restaurants, Inc.	3,500	$392,385
eBay, Inc.(a)	15,800	586,970
Home Depot, Inc. (The)(a)	3,350	620,219
Hyatt Hotels Corporation, Class A(a)	4,000	291,080
Lowe's Companies, Inc.(a)	9,900	1,040,391
		2,931,045
Consumer Staples — 4.94%
Church & Dwight Company, Inc.(a)	15,100	993,580
Coca-Cola Company (The)(a)	7,500	340,050
Colgate-Palmolive Company(a)	17,200	1,132,964
Mondelez International, Inc., Class A(a)	16,900	797,004
		3,263,598
Energy — 2.09%
Halliburton Company	11,700	359,073
Hess Corporation(a)	4,580	264,953
Noble Energy, Inc.(a)	19,800	438,570
Schlumberger Ltd.	7,300	321,638
		1,384,234
Financials — 40.16%
Aflac, Inc.(a)	29,400	1,444,716
Axis Capital Holdings Ltd.(a)	18,000	1,027,260
Beneficial Bancorp, Inc.(a)	11,600	186,992
Berkshire Hathaway, Inc., Class B(a) (b)	13,570	2,731,641
Brown & Brown, Inc.(a)	62,500	1,851,250
Central Pacific Financial Corporation(a)	24,800	723,664
Cincinnati Financial Corporation(a)	11,250	976,725
Citigroup, Inc.(a)	13,600	870,128
Comerica, Inc.	8,900	775,279
Federated Investors, Inc., Class B(a)	25,400	755,650
Franklin Resources, Inc.	19,200	626,112
Hanover Insurance Group, Inc. (The)(a)	6,450	765,680
Jefferies Financial Group, Inc.(a)	20,800	421,616
Kearny Financial Corporation	29,900	406,341
KeyCorp(a)	39,600	699,336
Mercury General Corporation(a)	15,400	815,738
Oritani Financial Corporation	10,600	190,270
PJT Partners, Inc., Class A(a)	12,100	559,383

See accompanying notes which are an integral part of this schedule of investments.

LS OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS - continued

February 28, 2019 (Unaudited)

COMMON STOCKS - LONG - DOMESTIC — 73.20% - continued	Shares	Fair Value

Financials — 40.16% - continued
PNC Financial Services Group, Inc. (The)(a)	20,400	$2,570,808
Primerica, Inc.(a)	9,290	1,161,622
Progressive Corporation (The)(a)	19,700	1,436,130
Selective Insurance Group, Inc.(a)	9,300	613,428
SunTrust Banks, Inc.(a)	24,600	1,595,802
Torchmark Corporation(a)	13,500	1,114,560
U.S. Bancorp(a)	29,500	1,524,855
Voya Financial, Inc.	13,800	697,866
		26,542,852
Health Care — 5.34%
Abbott Laboratories(a)	10,700	830,534
Johnson & Johnson(a)	6,900	942,816
Merck & Company, Inc.(a)	16,200	1,316,898
Patterson Companies, Inc.(a)	19,385	437,132
		3,527,380
Industrials — 4.28%
CIRCOR International, Inc.(a) (b)	10,200	321,606
Eaton Corporation plc(a)	11,300	901,402
Illinois Tool Works, Inc.	2,890	416,391
Kirby Corporation(a) (b)	6,000	445,320
United Technologies Corporation(a)	5,920	743,966
		2,828,685
Information Technology — 10.60%
FLIR Systems, Inc.(a)	15,500	797,475
Leidos Holdings, Inc.	15,600	1,007,604
Microsoft Corporation(a)	18,400	2,061,352
Oracle Corporation	13,300	693,329
Paychex, Inc.(a)	8,100	623,862
PayPal Holdings, Inc.(a) (b)	6,600	647,262
Science Applications International Corporation(a)	9,300	694,710
Xilinx, Inc.(a)	3,800	476,140
		7,001,734
Materials — 0.93%
Newmont Mining Corporation	18,100	617,572

Real Estate — 0.43%
Cousins Properties, Inc.(a)	30,123	286,771

Total Common Stocks - Long - Domestic (Cost $41,950,207)		48,383,871

See accompanying notes which are an integral part of this schedule of investments.

LS OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS - continued

February 28, 2019 (Unaudited)

COMMON STOCKS - LONG - INTERNATIONAL — 12.66%	Shares	Fair Value

Consumer Discretionary — 0.78%
William Hill plc	208,200	$517,829

Consumer Staples — 2.99%
Carlsberg A/S, Series B	3,225	390,644
Nestlé S.A.	17,500	1,584,024
		1,974,668
Energy — 1.49%
Suncor Energy, Inc.(a)	28,500	982,110

Financials — 4.73%
Lancashire Holdings Ltd.	94,200	827,609
RenaissanceRe Holdings Ltd.(a)	15,640	2,299,861
		3,127,470
Health Care — 1.97%
Medtronic plc(a)	8,400	760,200
Roche Holdings AG	1,940	538,889
		1,299,089
Materials — 0.70%
Agnico Eagle Mines Ltd.(a)	10,900	462,814

Total Common Stocks - Long - International (Cost $7,835,146)		8,363,980

MONEY MARKET FUNDS - 12.77%

Invesco Treasury Portfolio, Institutional Class, 2.29%(c)	8,439,480	8,439,480

Total Money Market Funds (Cost $8,439,480)		8,439,480

	Number of Contracts	Notional Amount	Exercise Price	Expiration Date
CALL OPTIONS PURCHASED — 0.03% (b)
American International Group, Inc.	66	$285,120	$50.00	January 2020	9,174
eBay, Inc.	22	81,730	35.00	January 2020	11,825
Unum Group	92	343,712	45.00	March 2019	1,380

Total Call Options Purchased (Cost $32,836)	22,379

Total Investments — 98.66% (Cost $58,257,669)	65,209,710

Other Assets in Excess of Liabilities — 1.34%	884,505

NET ASSETS — 100.00%	$66,094,215

(a)	All or a portion of the security is held as collateral for securities sold short. The fair value of this collateral on February 28, 2019, was $29,789,117.
(b)	Non-income producing security.
(c)	Rate disclosed is the seven day effective yield as of February 28, 2019.

See accompanying notes which are an integral part of this schedule of investments.

LS OPPORTUNITY FUND

SCHEDULE OF SECURITIES SOLD SHORT

February 28, 2019 (Unaudited)

COMMON STOCKS - SHORT - DOMESTIC - (21.20)%	Shares	Fair Value

Consumer Discretionary - (1.56)%
M.D.C. Holdings, Inc.	(12,744)	$(367,537)
McDonald's Corporation	(1,900)	(349,296)
Tesla, Inc.(a)	(645)	(206,323)
Toll Brothers, Inc.	(3,100)	(110,360)
		(1,033,516)
Consumer Staples - (5.48)%
Clorox Company (The)	(3,690)	(583,131)
Constellation Brands, Inc., Class A	(1,090)	(184,384)
Kellogg Company	(4,500)	(253,170)
Kimberly-Clark Corporation	(5,510)	(643,733)
Procter & Gamble Company (The)	(6,580)	(648,459)
Sysco Corporation	(10,000)	(675,500)
Walmart, Inc.	(6,400)	(633,536)
		(3,621,913)
Financials - (11.80)%
Affiliated Managers Group, Inc.	(3,110)	(340,887)
Alleghany Corporation	(1,500)	(964,440)
Ameriprise Financial, Inc.	(8,480)	(1,116,222)
Community Bank System, Inc.	(8,100)	(524,799)
Glacier Bancorp, Inc.	(6,600)	(289,212)
Great Western Bancorp, Inc.	(6,700)	(251,585)
Horace Mann Educators Corporation	(11,200)	(438,928)
Markel Corporation(a)	(795)	(798,880)
Marsh & McLennan Companies, Inc.	(7,100)	(660,442)
Prudential Financial, Inc.	(8,900)	(853,065)
Travelers Companies, Inc. (The)	(4,870)	(647,272)
Trustmark Corporation	(7,800)	(276,744)
Valley National Bancorp	(18,800)	(198,528)
Webster Financial Corporation	(5,000)	(287,100)
WSFS Financial Corporation	(3,500)	(151,480)
		(7,799,584)
Health Care - (1.63)%
Boston Scientific Corporation(a)	(14,600)	(585,752)
Stryker Corporation	(2,580)	(486,356)
		(1,072,108)
Industrials - (0.73)%
Union Pacific Corporation	(2,880)	(482,976)

TOTAL COMMON STOCKS - SHORT - DOMESTIC (Proceeds Received $13,304,139)		(14,010,097)

COMMON STOCKS - SHORT - INTERNATIONAL - (9.20)%

Consumer Staples - (0.51)%
Anheuser-Busch InBev S.A./N.V. - ADR	(4,300)	(336,088)

Financials - (8.69)%
Arch Capital Group Ltd.(a)	(11,400)	(372,438)
Canadian Imperial Bank of Commerce	(7,200)	(610,848)
Chubb Ltd.	(4,938)	(661,198)
Comdirect Bank AG	(3,300)	(38,881)
Commonwealth Bank of Australia	(24,705)	(1,295,882)

See accompanying notes which are an integral part of this schedule of securities sold short.

LS OPPORTUNITY FUND

SCHEDULE OF SECURITIES SOLD SHORT - continued

February 28, 2019 (Unaudited)

COMMON STOCKS - SHORT - INTERNATIONAL - (9.20)% - continued	Shares	Fair Value

Financials - (8.69)% - continued
Intact Financial Corporation	(9,300)	$(777,403)
Muenchener Rueckversicherungs-Gesellschaft AG	(3,010)	(708,940)
Swiss Re AG	(7,100)	(702,831)
Westpac Banking Corporation	(30,285)	(579,149)
		(5,747,570)

TOTAL COMMON STOCKS - SHORT - INTERNATIONAL (Proceeds Received $5,959,090)		(6,083,658)

EXCHANGE-TRADED FUNDS - SHORT- (0.37)%

Invesco QQQ Trust Series 1	(1,421)	(246,103)

TOTAL EXCHANGE-TRADED FUNDS - SHORT (Proceeds Received $256,939)		(246,103)

TOTAL SECURITIES SOLD SHORT - (30.77)% (Proceeds Received $19,520,168)		$(20,339,858)

(a)	Non-dividend expense producing security.

The sectors shown on the schedule of investments and schedule of securities sold short are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

See accompanying notes which are an integral part of this schedule of securities sold short.

At February 28, 2019, the cost and net unrealized appreciation (depreciation) of investments for federal tax purposes were as follows:

Unrealized appreciation	$8,201,267
Unrealized depreciation	(2,349,796)
Net unrealized appreciation	$5,851,471
Aggregate cost of securities for income tax purposes	$39,018,381

The difference between book basis and tax basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

LS Opportunity Fund

Notes to the Schedule of Investments

February 28, 2019

(Unaudited)

The LS Opportunity Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. For financial statement and income tax purposes, the specific identification method is used for determining capital gains or losses. Dividend income and dividend expense are recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend income from real estate investment trusts (REITs) and distributions from limited partnerships are recognized on the ex-date. The calendar year end classification of distributions received from REITs during the fiscal year are reported subsequent to year end; accordingly, the Fund estimates the character of REIT distributions based on the most recent information available. Income or loss from Limited Partnerships is reclassified among the components of net assets upon receipt of Schedules K-1 (Form 1065). Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Short Sales - The Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in value of a security. The Fund may engage in short sales with respect to various types of securities, including exchange-traded funds (ETFs). A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. The Fund may engage in short sales with respect to securities it owns, as well as securities that it does not own. Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. The amount of loss may exceed the proceeds received in a short sale. The Fund’s investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. The Fund must segregate assets determined to be liquid in accordance with procedures established by the Board of Trustees (the “Board”), or otherwise cover its position in a permissible manner. The Fund will be required to pledge its liquid assets to the broker in order to secure its performance on short sales. As a result, the assets pledged may not be available to meet the Fund’s needs for immediate cash or other liquidity. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These types of short sales expenses are sometimes referred to as the “negative cost of carry,” and will reduce the Fund’s potential return on a short sale.

Dividend expenses on securities sold short and borrowing costs are not covered under the Long Short Advisors, LLC (the “Adviser”) expense limitation agreement with the Fund and, therefore, these expenses will be borne by the shareholders of the Fund. The amount of restricted cash held at the broker as collateral for securities sold short was $20,738,763 as of February 28, 2019.

Purchasing Call Options – The Fund may purchase call options. As the holder of a call option, the Fund has the right to purchase the underlying security at the exercise price at any time during the option period. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. The Fund may also purchase call options on relevant stock indexes. Call options may also be purchased by the Fund for the purpose of acquiring the underlying securities for its portfolio. Utilized in this fashion, the purchase of call options enables the Fund to acquire the securities at the exercise price of the call option plus the premium paid. At times the net cost of acquiring securities in this manner may be less than the cost of acquiring the securities directly. This technique may also be useful to the Fund in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option rather than the underlying security itself, the Fund is partially protected from any unexpected decline in the market price of the underlying security and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

LS Opportunity Fund

Notes to the Schedule of Investments

February 28, 2019

(Unaudited)

Purchasing Put Options – The Fund may purchase put options. As the holder of a put option, the Fund has the right to sell the underlying security at the exercise price at any time during the option period. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. The Fund may purchase a put option on an owned underlying security (a “protective put”) as a defensive technique to protect against an anticipated decline in the value of the security. Such hedge protection is provided only during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security’s market price. The Fund may also purchase put options at a time when it does not own the underlying security. By purchasing put options on a security it does not own, the Fund seeks to benefit from a decline in the market price of the underlying security. If the put option is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price during the life of the put option, the Fund will lose its entire premium paid for the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs.

Writing Options – The Fund may write covered call options on equity securities that the Fund is eligible to purchase to extend a holding period to obtain long-term capital gain treatment, to earn premium income, to assure a definite price for a security it has considered selling, or to close out options previously purchased. The Fund may write covered call options if, immediately thereafter, not more than 30% of its net assets would be committed to such transactions. A call option gives the holder (buyer) the right to purchase a security at a specified price (the exercise price) at any time until a certain date (the expiration date). A call option is “covered” if the Fund owns the underlying security subject to the call option at all times during the option period. When the Fund writes a covered call option, it maintains a segregated account with its custodian, cash, or liquid portfolio securities in an amount not less than the exercise price at all times while the option is outstanding.

The Fund may write covered put options on equity securities and futures contracts that the Fund is eligible to purchase to earn premium income or to assure a definite price for a security if it is considering acquiring the security at a lower price than the current market price or to close out options previously purchased. The Fund may not write a put option if, immediately thereafter, more than 25% of its net assets would be committed to such transactions. A put option gives the holder of the option the right to sell, and the writer has the obligation to buy, the underlying security at the exercise price at any time during the option period. The operation of put options in other respects is substantially identical to that of call options. When the Fund writes a covered put option, it maintains in a segregated account with its custodian cash or liquid portfolio securities in an amount not less than the exercise price at all times while the put option is outstanding.

Foreign Currency Exchange Contracts – The Fund may engage in foreign currency exchange transactions. The value of the Fund’s portfolio securities that are invested in non-U.S. dollar denominated instruments as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates, and the Fund may incur costs in connection with conversions between various currencies. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market to purchase or sell foreign currencies. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers. The Fund will not, however, hold foreign currency except in connection with the purchase and sale of foreign portfolio securities.

LS Opportunity Fund

Notes to the Schedule of Investments

February 28, 2019

(Unaudited)

Securities Valuation and Fair Value Measurements - All investments in securities are recorded at their estimated fair value. Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date
•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price, except in the case of a security sold short, in which case the last ask price is utilized. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in money market mutual funds are generally priced at net asset value (“NAV”). These securities are categorized as Level 1 securities.

Call and put options purchased or sold by the Fund are valued at the mean of the last bid and ask prices as provided by a pricing service. If there is no such reported ask price on the valuation date, options are valued at the most recent bid price. If there is no such reported bid price on the valuation date, options are valued at the most recent ask price. Options will generally be categorized as Level 2 securities.

In accordance with the Valued Advisers Trust valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

LS Opportunity Fund

Notes to the Schedule of Investments

February 28, 2019

(Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2019:

		Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks Domestic(a)	$48,383,871	$-	$-	$48,383,871
Common Stocks International(a)	8,363,980	-	-	8,363,980
Call Options Purchased	-	22,379	-	22,379
Money Market Funds	8,439,480	-	-	8,439,480
Total	$65,187,331	$22,379	$-	$65,209,710

(a)	Please refer to the Schedule of Investments for sector classifications.

		Valuation Inputs
Liabilities	Level 1	Level 2	Level 3	Total
Common Stocks Domestic(b)	$(14,010,097)	$-	$-	$(14,010,097)
Common Stocks International(b)	(6,083,658)	-	-	(6,083,658)
Exchange-Traded Funds	(246,103)	-	-	(246,103)
Total	$(20,339,858)	$-	$-	$(20,339,858)

(b)	Please refer to the Schedule of Securities Sold Short for sector classifications.

The Fund did not hold any investments at the end of the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Valued Advisers Trust

By	/s/ Adam T. Kornegay
Adam T. Kornegay, President and Principal Executive Officer

Date	4/24/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Adam T. Kornegay
Adam T. Kornegay, President and Principal Executive Officer

Date	4/24/2019

By	/s/ Gregory Knoth
Gregory Knoth, Treasurer and Principal Financial Officer

Date	4/24/2019